Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Trade receivables	3,121	905
Trade receivables	3,121	905

Schedule of Other Current Assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Research tax credit receivable	6,273	3,939
VAT receivable	1,089	1,171
Prepaid expenses	2,269	2,560
Other receivables	1,369	1,418
Other current assets	11,000	9,088

Schedule of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2023	3,939
2024 research tax credit – Nanobiotix S.A. (1)	2,245
2024 research tax credit – Curadigm S.A.S (1)	89
Receivable as of June 30, 2024	6,273
(1) See Note 15 Revenue and other income.

Schedule of Current Contract Assets

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Contract assets - Current	—	2,062
Contract assets - Current	—	2,062